Payden Emerging Markets Local Bond Fund

Schedule of Investments - January 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Argentina (ARS) (0%)
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$78

Brazil (BRL) (9%)
955,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL	882
8,267,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21 BRL	2,026
31,746,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	8,281
27,610,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	7,675
		18,864

Chile (CLP) (1%)
1,430,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP	2,091
410,000,000	Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/01/43 CLP	695
79,000,000	Chile Government International Bond, 5.50%, 8/05/20 CLP	100
		2,886

Colombia (COP) (7%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21 COP	163
2,847,916,050	Colombian TES, 3.30%, 3/17/27 COP	909
2,700,000,000	Colombian TES, 6.00%, 4/28/28 COP	808
15,401,000,000	Colombian TES, 7.00%, 5/04/22 COP	4,727
4,700,000,000	Colombian TES, 7.50%, 8/26/26 COP	1,528
7,770,000,000	Colombian TES, 7.75%, 9/18/30 COP	2,599
9,649,000,000	Colombian TES, 10.00%, 7/24/24 COP	3,373
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 COP (a)	271
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)	383
2,003,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (a)	626
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)	494
		15,881

Czech Republic (CZK) (3%)
16,400,000	Czech Republic Government Bond, 0.95%, 5/15/30 CZK (b)	686
22,900,000	Czech Republic Government Bond, 2.40%, 9/17/25 CZK (b)	1,059
19,000,000	Czech Republic Government Bond, 3.85%, 9/29/21 CZK (b)	865
88,000,000	Czech Republic Government Bond, 4.70%, 9/12/22 CZK (b)	4,173
		6,783

Dominica Republic (DOP) (2%)
78,400,000	Dominican Republic International Bond 144A, 8.90%, 2/15/23 DOP (a)	1,471
88,900,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)	1,701
		3,172

Georgia (GEL) (0%)
1,185,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	412

Principal or Shares	Security Description	Value (000)
Hungary (HUF) (3%)
190,000,000	Hungary Government Bond, 2.50%, 10/24/24 HUF	$670
140,000,000	Hungary Government Bond, 3.00%, 6/26/24 HUF	503
559,000,000	Hungary Government Bond, 3.00%, 10/27/27 HUF	2,019
187,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF	754
154,000,000	Hungary Government Bond, 6.00%, 11/24/23 HUF	607
336,610,000	Hungary Government Bond, 7.00%, 6/24/22 HUF	1,287
		5,840

Indonesia (IDR) (6%)
37,750,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23 IDR	2,765
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32 IDR	1,962
12,926,000,000	Indonesia Treasury Bond, 8.25%, 5/15/36 IDR	1,020
16,400,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR	1,308
37,700,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR	3,057
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR	363
21,440,000,000	Wijaya Karya Persero Tbk PT 144A, 7.70%, 1/31/21 IDR (a)	1,556
		12,031

Kazakhstan (KZT) (1%)
620,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	1,549

Luxembourg (BRL) (1%)
6,650,000	Swiss Insured Brazil Power Finance Sarl 144A, 9.85%, 7/16/32 BRL (a)	1,817

Malaysia (MYR) (4%)
6,510,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR	1,664
7,100,000	Malaysia Government Bond, 3.90%, 11/16/27 MYR	1,824
1,905,000	Malaysia Government Bond, 4.18%, 7/15/24 MYR	488
18,255,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR	4,784
1,700,000	Malaysia Government Bond, 4.76%, 4/07/37 MYR	488
		9,248

Mexico (MXN) (8%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN	372
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN	530
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	296
26,100,000	Mexican Bonos, 7.50%, 6/03/27 MXN	1,453
40,220,000	Mexican Bonos, 7.75%, 11/23/34 MXN	2,326
47,620,000	Mexican Bonos, 7.75%, 11/13/42 MXN	2,749
86,300,000	Mexican Bonos, 8.50%, 5/31/29 MXN	5,155
28,900,000	Mexican Bonos, 8.50%, 11/18/38 MXN	1,782
19,323,864	Mexican Udibonos, 4.00%, 11/03/50 MXN	1,166
9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN	451
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)	849
		17,129

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Peru (PEN) (6%)
3,100,000	Banco de Credito del Peru 144A, 4.65%, 9/17/24 PEN (a)	$935
402,000	Banco de Credito del Peru 144A, 4.85%, 10/30/20 PEN (a)	120
4,885,000	Peru Government Bond 144A, 5.35%, 8/12/40 PEN (a)(b)	1,511
4,930,000	Peru Government Bond 144A, 5.40%, 8/12/34 PEN (a)(b)	1,569
4,410,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)(b)	1,500
10,910,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(b)	3,745
2,660,000	Peruvian Government International Bond 144A, 5.35%, 8/12/40 PEN (a)	800
2,055,000	Peruvian Government International Bond 144A, 6.35%, 8/12/28 PEN (a)	715
4,030,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 PEN (a)	1,468
		12,363

Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP	416

Poland (PLN) (6%)
10,120,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN	2,691
12,620,000	Republic of Poland Government Bond, 2.75%, 10/25/29 PLN	3,434
8,300,000	Republic of Poland Government Bond, 3.25%, 7/25/25 PLN	2,291
16,920,000	Republic of Poland Government Bond, 4.00%, 10/25/23 PLN	4,726
1,460,000	Republic of Poland Government Bond, 5.75%, 9/23/22 PLN	417
		13,559

Romania (RON) (1%)
7,100,000	Romania Government Bond, 5.00%, 2/12/29 RON	1,748
4,700,000	Romania Government Bond, 5.80%, 7/26/27 RON	1,211
		2,959

Russian Federation (RUB) (8%)
344,375,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28 RUB	5,726
267,000,000	Russian Federal Bond - OFZ, 7.70%, 3/23/33 RUB	4,700
452,770,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	7,941
		18,367

South Africa (ZAR) (8%)
29,510,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR	1,374
52,000,000	Republic of South Africa Government Bond, 8.25%, 3/31/32 ZAR	3,186
86,900,000	Republic of South Africa Government Bond, 8.50%, 1/31/37 ZAR	5,133

Principal or Shares	Security Description	Value (000)

76,000,000	Republic of South Africa Government Bond, 8.75%, 1/31/44 ZAR	$4,449
16,200,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR	945
32,000,000	Republic of South Africa Government Bond, 8.88%, 2/28/35 ZAR	1,992
5,460,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR	411
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 ZAR (a)	784
		18,274

South Korea (MXN) (0%)
12,000,000	Export-Import Bank of Korea, 7.93%, 7/30/26 MXN	660

Thailand (THB) (4%)
88,500,000	Thailand Government Bond, 3.40%, 6/17/36 THB	3,575
170,000	Thailand Government Bond, 3.65%, 12/17/21 THB	5
138,800,000	Thailand Government Bond, 4.88%, 6/22/29 THB	5,850
		9,430

Turkey (TRY) (3%)
3,587,699	Turkey Government Bond, 3.00%, 2/23/22 TRY	611
7,200,000	Turkey Government Bond, 7.10%, 3/08/23 TRY	1,115
13,250,000	Turkey Government Bond, 8.80%, 9/27/23 TRY	2,152
3,070,000	Turkey Government Bond, 9.00%, 7/24/24 TRY	500
15,540,000	Turkey Government Bond, 11.00%, 3/02/22 TRY	2,659
		7,037

Ukraine (UAH) (0%)
11,570,000	Ukraine Government International Bond 144A, 11.67%, 11/22/23 UAH (a)	495

United Kingdom (EGP) (1%)
17,200,000	HSBC Bank PLC 144A, 14.80%, 2/01/23 EGP (a)	1,111

United Kingdom (IDR) (3%)
59,000,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)	4,655
17,200,000,000	Standard Chartered Bank 144A, 8.38%, 3/17/34 IDR (a)	1,388
		6,043

United Kingdom (LKR) (0%)
160,000,000	Standard Chartered Bank 144A, 10.75%, 3/03/21 LKR (a)	903

United States (GHS) (1%)
6,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Ghana), 19.00%, 11/04/26 GHS	1,052

United States (IDR) (5%)
5,500,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/19/24 IDR (a)	438
21,740,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 9/17/26 IDR (a)	1,763
32,200,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	2,598

        Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

10,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.75%, 5/19/31 IDR (a)	$834
49,194,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 9.50%, 7/17/31 IDR (a)	4,304
4,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 11.00%, 9/17/25 IDR (a)	356
		10,293

United States (UAH) (2%)
27,000,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)	1,229
56,000,000	Citigroup Global Markets Holdings Inc. (Republic of Ukraine) 144A, 13.41%, 10/17/22 UAH (a)	2,612
		3,841

Uruguay (UYU) (1%)
10,970,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	260
55,700,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	1,481
		1,741
Total Bonds (Cost - $210,062)		204,234

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
6,729,077	Payden Cash Reserves Money Market Fund * (Cost - $6,729)	$6,729

Total Investments (Cost - $216,791) (97%)		210,963
Other Assets, net of Liabilities (3%)		6,467

Net Assets (100%)		$217,430

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

3   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CZK 78,000	USD 3,374	BNP PARIBAS	03/27/2020	$56
IDR 11,720,000	USD 853	Barclays Bank PLC	03/26/2020	1
IDR 6,845,000	USD 488	Barclays Bank PLC	03/26/2020	11
MXN 114,490	USD 5,903	HSBC Bank USA, N.A.	04/15/2020	89
USD 376	HUF 110,200	Barclays Bank PLC	04/14/2020	12
USD 4,818	PEN 16,054	BNP PARIBAS	05/26/2020	95
USD 309	COP 1,044,000	HSBC Bank USA, N.A.	04/20/2020	6
USD 1,294	HUF 390,800	HSBC Bank USA, N.A.	04/14/2020	5

				275

Liabilities:
BRL 18,108	USD 4,308	HSBC Bank USA, N.A.	03/20/2020	(91)
CLP 1,618,000	USD 2,131	HSBC Bank USA, N.A.	03/13/2020	(110)
HUF 693,400	USD 2,341	Barclays Bank PLC	04/14/2020	(55)
MYR 17,928	USD 4,400	Barclays Bank PLC	04/28/2020	(36)
PLN 5,055	USD 1,323	Barclays Bank PLC	03/18/2020	(18)
PLN 19,909	USD 5,211	HSBC Bank USA, N.A.	03/18/2020	(71)
RON 6,738	USD 1,560	Barclays Bank PLC	04/23/2020	—
RUB 151,170	USD 2,376	HSBC Bank USA, N.A.	03/25/2020	(27)
THB 97,410	USD 3,163	Barclays Bank PLC	04/22/2020	(33)
USD 6,266	IDR 89,817,000	Barclays Bank PLC	03/26/2020	(279)
USD 303	PHP 15,480	HSBC Bank USA, N.A.	03/19/2020	(1)
USD 1,092	EGP 18,250	HSBC Bank USA, N.A.	04/14/2020	(38)
USD 370	RON 1,599	HSBC Bank USA, N.A.	04/23/2020	(1)
ZAR 15,380	USD 1,023	BNP PARIBAS	05/21/2020	(13)
ZAR 7,660	USD 522	BNP PARIBAS	05/21/2020	(19)

				(792)

Net Unrealized Appreciation (Depreciation)				$(517)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 7.71% Monthly, Pay	03/20/2024	$100,000	$246	$—	$246
Variable 8.473% (28-day MXIBTIIE) Monthly

4